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[HORACE MANN LOGO]                          Retirement Annuities and Life, Auto,
                                               Homeowners and Group Insurance



                                   May 3, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Horace Mann Life Insurance Company
      Horace Mann Life Insurance Group Annuity Separate Account
      (File No. 333-136513)

Commissioners:

On behalf of Horace Mann Life Insurance Company (the "Company") and Horace Mann Life Insurance Group Annuity Separate Account (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated May 1, 2007, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact Elizabeth Arthur at (217) 788-5706, or Maureen Bolinger at (217) 788-5720, if you have any questions or comments regarding this transmittal.

Sincerely,



/s/ Ann M. Caparros
---------------------
Ann M. Caparros


cc:   Elizabeth Arthur, Esq.
      Maureen Bolinger.






The Horace Mann Companies  1 Horace Mann Plaza  Springfield, Illinois 62715-0001
                        217-789-2500  www.horacemann.com